Leases - Summary of information about leases of lessor in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessor [abstract]
Interest on lease receivables	£ 3	£ 4	£ 4
Income from subleasing right-of-use assets (within other income)	£ 10	£ 9	£ 6